Victory Pioneer CAT Bond Fund Investment Strategy - Victory Pioneer CAT Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in catastrophe (“CAT”) bonds. Catastrophe bonds, also known as event-linked or insurance-linked bonds, are structured securities whereby insurers or reinsurers transfer specific risks, typically those associated with severe events such as catastrophes or natural disasters, to capital market investors. These investments also may cover risks such as mortality, longevity, and operational risks. For purposes of the Fund’s 80% test, catastrophe bonds include other forms of insurance-linked securities (“ILS”), including quota share instruments (a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio of catastrophe-oriented policies), collateralized reinsurance investments and industry loss warranties, event-linked swaps, and other insurance-and reinsurance-related securities. Derivative instruments that provide exposure to catastrophe bonds or have similar economic characteristics may be used to satisfy the Fund’s 80% policy.The return of principal and the payment of interest and/or dividend payments with respect to catastrophe bonds and other ILS typically are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude or insurance losses or other metrics exceeding a specific amount. The trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event (as defined within the terms of a catastrophe bond or other ILS) occurs, the Fund may lose a portion or all of its principal invested in such security and the right to additional interest and/or dividend payments with respect to the security.Because catastrophe bonds and other forms of ILS are typically rated below investment grade or unrated, a substantial portion of the Fund’s assets ordinarily will consist of below investment grade (high yield or “junk bond”) debt securities that are high risk or speculative. Securities in which the Fund may invest may also be subordinated or “junior” to more senior securities of the issuer. The rating for a catastrophe bond primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur, which will cause a loss of principal. This rating may also assess the credit risk of the bond’s collateral pool, if any, and the reliability of the model used to calculate the probability of a trigger event.The Fund invests in catastrophe bonds across a varied group of available perils and geographic regions (for example, Florida hurricanes, California earthquakes, Japan typhoons, Europe windstorms, and Europe earthquakes). There are no limits on the Fund’s potential investment in a particular issue, peril or geographic exposure. However, from time to time, the Fund may have relatively more exposure to U.S.-related perils. In addition, from time to time, the Fund may have relatively more exposure to catastrophe bonds linked to Florida hurricanes than to other regions or perils as a result of the greater availability of such investments in proportion to the overall market.The Fund has no limit as to the maturity of the securities in which it invests. Maturity is a measure of the time remaining until final payment on the security is due.In addition to catastrophe bonds and other ILS, the Fund may invest in a broad range of issuers and segments of the debt securities market. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, certificates of deposit, money market securities, securities of other investment companies (including mutual Funds, exchange-traded funds and closed-end funds) that invest primarily in debt securities, and cash, cash equivalents and other short term holdings.The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, contingent, deferred, payment in kind and auction rate features.Catastrophe bonds and other ILS may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other U.S. or non-U.S. entities. The Fund may invest in ILS issued by non-U.S. issuers.The Fund may, but is not required to, use derivatives, such as currency forward contracts and bond and interest rate futures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to seek event-linked exposure; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund also may hold cash or other short-term investments.In selecting catastrophe bonds and other ILS for investment, the Adviser considers their relative return potential in view of their expected relative risk, using quantitative and qualitative analysis. The Adviser’s analysis may consider various factors, such as expected loss, probability of occurrence or loss, trigger term (measurement of loss event specific to an instrument) or other terms of an instrument, sponsor quality, deal structure, alignment of interests between the Fund and the sponsoring insurance company, and model accuracy. The Adviser’s analysis guides the Adviser in determining the desired allocation of reinsurance-related securities by issuer, peril and geographic exposure. The Adviser also may consider the financial condition and risks associated with the sponsoring insurance company. The Adviser may rely on information and analysis obtained from brokers, dealers and ratings organizations, among other sources.The Adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. The Adviser makes that determination based on the same criteria it uses to select portfolio securities.